Capital Stock - Summary of Stock Options Issued Under Stock Option Plans (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Weighted average remaining contractual life for options outstanding	4 years 6 months
Weighted average remaining contractual life for expected to vest	6 years 10 months 24 days
Weighted average remaining contractual life for exercisable	4 years 1 month 6 days